GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER AND PRODUCT DATA	12 Months Ended
Dec. 31, 2014
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER AND PRODUCT DATA [Abstract]
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER AND PRODUCT DATA
NOTE 13:-	GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER AND PRODUCT DATA

Summary information about geographic areas:

ASC 280, “Segment Reporting” establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company manages its business on the basis of one reportable segment, and derives revenues from selling systems and services (see Note 1 for a brief description of the Company's business). The following is a summary of revenues within geographic areas:

	Year ended December 31
	2012	2013	2014
Revenues based on customer's location:
Israel	$—	$83	$—
United States	364	941	2,186
Europe	608	476	1,254
Asia-Pacific	—	88	511

Total revenues	$972	$1,588	$3,951

	December 31,
	2013	2014
Long-lived assets by geographic region:
Israel	$294	$279
United States	52	88
Germany	10	47

	$356	$414

(*)	Long-lived assets are comprised of property and equipment, net.

Major customer data as a percentage of total revenues:

	Year ended December 31
	2012	2013		2014
Customer A	24%	*	)	*	)
Customer B	18%	*	)	*	)
Customer C	13%	*	)	15%
Customer D	10%	—		—

*)	Less than 10%